SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2021 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) tradingDays $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Number of Stock Appreciation Rights Units
Options vested (in shares) | shares			179,327	529,002
Options exercisable (in shares) | shares			179,327	529,002
Grants in period (shares) | shares			0	0
Total intrinsic value of options			$ 1,300
Excercised (in shares) | shares			323,492
Total intrinsic value of outstanding			$ 1,000	$ 1,400
Stock reserved for GH group	$ 2,800
Shares issued for vested non-qualified options (in shares) | shares	1,433,810
Stock issued during period, value, shares issued for vested non-qualified options		$ 2,800	$ 0	2,757
Number of trading days | tradingDays			90
Employer contribution expense			$ 108	$ 0
Exchangeable Voting Shares | GH Group
Number of Stock Appreciation Rights Units
Stock reserved for GH group (in shares) | shares	1,400,000
Share-Based Payment Arrangement, Option
Number of Stock Appreciation Rights Units
Maximum number of awards, as a percent of capitalization			10.00%
Expiration period			5 years
Weighted-average remaining contractual life			5 months 26 days
Excercised (in shares) | shares				5,300,000
Share-based compensation			$ 0	$ 3
Restricted Stock Units (RSUs)
Number of Stock Appreciation Rights Units
Share-based compensation			$ 12,300	$ 13,100
Weighted-average fair value of warrants granted (in dollars per share) | $ / shares			$ 5.77	$ 6.59
Vested			$ 13,000	$ 21,300
Unrecognized compensation expense			$ 27,400
Recognized over a weighted-average period			2 years 2 months 4 days
Market Based Performance Restricted Stock Units
Number of Stock Appreciation Rights Units
Share-based compensation			$ 1,100
Weighted-average fair value of warrants granted (in dollars per share) | $ / shares			$ 2.01
Unrecognized compensation expense			$ 4,900
Recognized over a weighted-average period			2 years 4 months 13 days
Weighted-average grant date fair value (in dollars per share) | $ / shares			$ 2.01	$ 0
Vesting percentage			100.00%
Market Based Performance Restricted Stock Units | Tranche one
Number of Stock Appreciation Rights Units
Vesting percentage			50.00%
Market Based Performance Restricted Stock Units | Tranche two
Number of Stock Appreciation Rights Units
Vesting percentage			50.00%
Stock Appreciation Rights (SARs)
Number of Stock Appreciation Rights Units
Share-based compensation			$ 28	$ 262
Recorded liability			$ 17	$ 121
Stock Appreciation Rights (SARs) | Tranche one
Number of Stock Appreciation Rights Units
Vesting percentage			33.00%
Vesting period			1 year
Stock Appreciation Rights (SARs) | Tranche two
Number of Stock Appreciation Rights Units
Vesting percentage			67.00%
Vesting period			2 years
Warrants
Number of Stock Appreciation Rights Units
Granted (in shares) | shares			0	0
Weighted-average remaining contractual life			10 months 24 days